Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of financial information, as provided to the company by the investee, for the unconsolidated company

At December 31, 2018
Current assets	$18,081
Noncurrent assets	-
Current liabilities	4,102
Noncurrent liabilities	-
Equity	13,979

For the Period from March 28, 2018 (Date of Investment) through December 31, 2018
Revenue	$9,460
Operating expenses	(257,758)
Loss from operations	(248,298)
Net loss	(248,499)